Schedule of private placement (Details)	12 Months Ended
Aug. 31, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 31,017,374
Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 24,225,901
Common shares issued on private placement, net of costs, shares | shares	4,435,433
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares	2,377,272
Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 6,791,473
Units issued in private placement [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	32,788,253
Units issued in private placement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 26,185,009
Common shares issued on private placement, net of costs, shares | shares	4,371,767
Units issued in private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares	2,185,885
Units issued in private placement [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 6,603,244
Cash commissions [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	(1,681,477)
Cash commissions [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (1,345,736)
Common shares issued on private placement, net of costs, shares | shares
Cash commissions [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares
Cash commissions [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (335,741)
Regulatory and legal fees [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	(89,402)
Regulatory and legal fees [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (71,522)
Common shares issued on private placement, net of costs, shares | shares
Regulatory and legal fees [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares
Regulatory and legal fees [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (17,880)
Finders units issued [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs
Finders units issued [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 383,720
Common shares issued on private placement, net of costs, shares | shares	63,666
Finders units issued [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares	31,833
Finders units issued [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 93,775
Finders units considered as transaction costs [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs
Finders units considered as transaction costs [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (383,720)
Common shares issued on private placement, net of costs, shares | shares
Finders units considered as transaction costs [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares
Finders units considered as transaction costs [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (93,775)
Finders warrants issued [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs
Finders warrants issued [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs
Common shares issued on private placement, net of costs, shares | shares
Finders warrants issued [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares	159,554
Finders warrants issued [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ 676,787
Finders warrants considered as transaction costs [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs
Finders warrants considered as transaction costs [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (541,850)
Common shares issued on private placement, net of costs, shares | shares
Finders warrants considered as transaction costs [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued on private placement, net of costs, shares | shares
Finders warrants considered as transaction costs [member] | Contributed Surplus [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance on private placement, net of costs	$ (134,937)